FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Investments	$ 22,200	$ 21,900
Short-term investments	5,676	5,367
Long-term investments	$ 16,500	$ 16,500